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                                THE WEITZ FUNDS
                          ONE PACIFIC PLACE, SUITE 600
                             1125 SOUTH 103RD STREET
                              OMAHA, NEBRASKA 68124


                                              December 30, 2005

VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission
450 Fifth Street, NW
Washington DC 20549

         RE:    THE WEITZ FUNDS
                33 ACT REG NO. 333-107797
                40 ACT REG NO. 811-21410

Ladies and Gentlemen:

         On behalf of The Weitz Funds and in conjunction with the filing requirements of Rule 497(j), I hereby certify that there have been no material changes in the Prospectus and Statement of Additional Information used after December 30, 2005, the effective date of Post-Effective Amendment No. 8 of The Weitz Funds from the Prospectus and Statement of Additional Information included in such filing. The text of Post-Effective Amendment No. 8 was filed electronically.

                                               Very truly yours,

                                               /s/ Mary K. Beerling

                                               Mary K. Beerling
                                               Vice President/General Counsel